Accruals and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Accruals
- Staff salary	54,223	55,896	43,354
- Directors’ fee	-	44,633	34,617
- Operating expenses	16,000	189,325	146,840
Accrued purchase	4,979	15,766	12,228
GST payables	4,122	36,259	28,122
Interest payable	-	16,522	12,814
Other payables	44,052	95,683	74,213
	123,376	454,084	352,188